Walthausen Funds

2691 Route 9, Suite 102

Malta, NY 12020

October 15, 2020

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Walthausen Funds (the "Registrant")

File Nos. 333-147324 and 811-22143

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 34, which was filed with the Commission on October 9, 2020, and (ii) that Post-Effective Amendment No. 34 has been filed electronically with the Commission.

Very truly yours,

/s/ Stanley M. Westhoff Jr.

Stanley M. Westhoff Jr.
Treasurer and Chief Financial Officer, Walthausen Funds